Cash and Deposits with Financial Institutions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2019		2018
Cash and non-interest-bearing deposits with financial institutions	$10,904		$8,997
Interest-bearing deposits with financial institutions	35,816		53,272
Total	$46,720	(1)	$62,269	(1)

(1)	Net of impairment allowances of $ 3 (2018 – $ 3 ).